Commitments and Contingencies	12 Months Ended
Apr. 24, 2016
Commitments and Contingencies
Commitments and Contingencies

18. Commitments and Contingencies

Operating Leases—The Company leases real estate and various equipment under operating lease agreements. Future minimum payments over the lease term of non-cancelable operating leases with initial terms of one year or more from our continuing operations consisted of the following at April 24, 2016:

Fiscal Years Ending:
2017	7,960
2018	7,595
2019	6,935
2020	4,858
2021	4,417
Therafter	73,017

Total minimum lease payments	$104,782

Rent expense related to continuing operations was $19,833, $20,366 and $21,238 in fiscal years 2016, 2015 and 2014, respectively. Such amounts include contingent rentals of $2,591, $2,681 and $2,559 in fiscal years 2016, 2015 and 2014, respectively. Contingent rent is based upon casino revenues or other metrics as defined in our lease agreements. Certain of our leases are subject to renewals and may contain escalation clauses.

Legal and Regulatory Proceedings— In October 2012, we opened our new casino in Cape Girardeau, Missouri. A subcontractor filed a mechanics’ lien against our property resulting from a dispute between the subcontractor and our general contractor for the construction project. We demanded that the general contractor cause the lien to be bonded against or satisfied; however, the general contractor refused to do so and asserted that a portion of the subcontractor’s claim resulted from additional work directly requested by us. In October 2013, the subcontractor filed suit against our wholly-owned subsidiary IOC-Cape Girardeau, LLC, the general contractor and two other defendants alleging various contract and equitable claims and were seeking damages of approximately $3.8 million. In August 2014, we filed a cross claim against the general contractor alleging breach of contract and various indemnity claims. In January 2016, all parties reached a settlement fully resolving all claims related to this matter and we paid and capitalized additional construction costs of $1.4 million.

We and our wholly-owned subsidiary, Riverboat Corporation of Mississippi - Vicksburg, were defendants in a lawsuit filed in the Circuit Court of Adams County, Mississippi by Silver Land, Inc., alleging breach of contract in connection with our 2006 sale of casino operations in Vicksburg, Mississippi.  The court originally ruled in favor of Silver Land and awarded damages of $1,979, which we accrued.  We appealed the decision and in June 2013 the court of appeals reversed the trial court and ruled in our favor. Silver Land filed a Petition for Writ of Certiorari in November 2013 requesting review by the Mississippi Supreme Court. On February 20, 2014, the Mississippi Supreme Court denied Silver Land’s request, which effectively disposed of the matter in its entirety.  As a result, during fiscal 2014, we reversed a litigation accrual of $2,223, of which $1,979 was recorded as a reduction to operating expenses and $244 was recorded as a reduction to interest expense.

Our wholly owned subsidiary, Lady Luck Gaming Corporation, and several joint venture partners were defendants in the Greek Civil Courts and the Greek Administrative Courts in similar lawsuits brought by the country of Greece. The actions alleged that the defendants failed to make specified payments in connection with the gaming license bid process for Patras, Greece. In the Civil Court lawsuit, the Civil Court of First Instance ruled in our favor and dismissed the lawsuit in 2001. The lawsuits continued through the appeals process and in October 2013, the Supreme Administrative Court rejected both lawsuits in a final and irrevocable decision which disposed of this matter completely. As a result, during fiscal 2014, we reversed a litigation accrual of $14,730, of which $7,351 was recorded as a reduction to operating expenses and $7,379 was recorded as a reduction to interest expense.

We are subject to certain federal, state and local environmental protection, health and safety laws, regulations and ordinances that apply to businesses generally, and are subject to cleanup requirements at certain of our facilities as a result thereof. We have not made, and do not anticipate making material expenditures, nor do we anticipate incurring delays with respect to environmental remediation or protection. However, in part because our present and future development sites have, in some cases, been used as manufacturing facilities or other facilities that generate materials that are required to be remediated under environmental laws and regulations, there can be no guarantee that additional pre-existing conditions will not be discovered and we will not experience material liabilities or delays.

We are subject to various contingencies and litigation matters and have a number of unresolved claims. Although the ultimate liability of these contingencies, this litigation and these claims cannot be determined at this time, we believe they will not have a material adverse effect on our consolidated financial position, results of operations or cash flows.